INITIAL PUBLIC OFFERING (Details)	Dec. 14, 2021 USD ($) $ / shares shares
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold	25,300,000
Proceeds from Issuance | $	$ 253,000,000
Initial Public Offering | Rights
INITIAL PUBLIC OFFERING
Number of warrants or rights in a unit	1
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants or rights in a unit	0.5
Initial Public Offering | Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Initial Public Offering | Class A ordinary shares | Rights
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant or rights	0.0625
Initial Public Offering | Class A ordinary shares | Public Warrants
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant or rights	1
Exercise price of warrants | $ / shares	$ 11.50
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	3,300,000